CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (408,916,000)	$ (58,474)	¥ (73,642,000)	¥ 12,576,000
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Loss (gain) on disposal of property, equipment and software	(1,071,000)	(152)	7,345,000	(50,000)
Loss on disposal of subsidiaries	1,502,000	215	11,606,000	282,000
Amortization of deferred loan costs	2,606,000	373
Gain on disposal of discontinued operations, net				(158,809,000)
Non-cash other income	(257,000)	(37)	(2,033,000)	(2,519,000)
Share-based compensation expenses	116,053,000	16,595	44,675,000	70,760,000
Impairment on equity investments	41,629,000	6,000	0	0
Changes in fair value on other investments	300,000	40	7,160,000	(3,490,000)
Impairment on advance and other assets	7,807,000	1,116	794,000	4,383,000
Impairment loss of equipment, intangible assets and long-lived assets	0		6,505,000	161,002,000
Impairment on other investments	64,960,000	9,289
Gain on extinguished liabilities of WoW				(175,302,000)
Gain (loss) from change in fair value of conversion feature derivative liability	5,733,000	820	(45,037,000)	(23,171,000)
Depreciation and amortization of property, equipment and software	13,600,000	2,000	61,464,000	86,866,000
Share of loss in equity method investments	600,000	82	1,122,000	0
(Gain) loss on disposal of investment in equity investee and available-for-sales investment			8,000	(1,666,000)
Gain on disposal of other investment	(3,400,000)	(486)
Foreign currency exchange loss	(2,989,000)	(427)	713,000	6,816,000
Non-cash interest expense on convertible notes	16,252,000	2,324	30,289,000	25,967,000
Amortization of intangible assets	1,539,000	220
Gain on extinguishment of convertible notes	(1,203,000)	(172)
Non-cash lease expense	4,502,000	644	4,384,000	4,975,000
Cryptocurrency mining revenue	(56,352,000)	(8,058)	(110,739,000)	(168,324,000)
Receipt of BTC from operating activities			(1,107,000)
Realized gain on exchange of cryptocurrencies	(10,627,000)	(1,520)	(60,783,000)	(42,836,000)
Change in fair value of cryptocurrencies	36,178,000	5,173	(48,290,000)	(40,036,000)
Receipt of ETH from operating activities			(4,000)	(433,000)
Receipt of USDT from exchange of other cryptocurrencies	(16,886,000)	(2,415)	(65,718,000)	(705,000)
Receipt of USDC from operating activities	(15,933,000)	(2,278)
Interest income-Cryptocurrencies			(87,296,000)	(131,000)
Payment in cryptocurrencies for operating activities	88,310,000	12,628	104,186,000	153,167,000
Sale of cryptocurrencies for cash	67,948,000	9,716	109,023,000	70,539,000
Interest expense	2,974,000	425	1,194,000
Sale of cryptocurrencies for other cryptocurrencies	16,886,000	2,415	65,710,000
Changes in operating assets and liabilities:
Change in accounts receivable	(10,973,000)	(1,569)	(54,000)	95,000
Change in advances to suppliers	(2,350,000)	(336)		30,000
Change in other long-lived assets	(151,000)	(22)
Change in operating lease right-of-use assets			(3,597,000)
Change in prepayments and other current assets	2,016,000	288	(3,020,000)	673,000
Change in accounts payable	6,951,000	994	(1,256,000)	2,368,000
Change in amounts due from related parties	426,000	61
Change in other taxes payable	139,000	20	(36,000)	(149,000)
Change in advances from customers	(3,246,000)	(464)	222,000	267,000
Change in interest payable			1,243,000	(2,432,000)
Change in accrued expenses and other current liabilities	8,366,000	1,196	1,690,000	(21,213,000)
Change in operating lease liabilities	(4,612,000)	(659)	(918,000)	(5,820,000)
Net cash used in operating activities	(31,756,000)	(4,540)	(44,197,000)	(46,320,000)
Cash flows from investing activities
Loan to a related party	(7,132,000)	(1,020)
Proceeds from disposal of other investments	3,400,000	486	5,000	5,163,000
Proceeds from disposal of property, equipment and software	89,000	13	145,000	4,000
Refund from subscribed tokens and other investment				1,500,000
Purchase of short term investment	(3,360,000)	(480)
Proceeds from sales of short term investment	2,500,000	357
Purchase of equity method investments			(10,641,000)
Purchase of other investments			(28,445,000)
Refund (purchase) of license asset	9,000,000	1,287	(9,000,000)
Refund (purchase) of deferred royalty costs	9,000,000	1,287	(9,000,000)
Cash disposed of upon deconsolidation of subsidiary	(426,000)	(61)	(82,000)	(85,000)
Purchase of intangible assets	(10,510,000)	(1,503)
Purchase of property, equipment and software	(1,446,000)	(207)		(2,112,000)
Net cash provided by (used in) investing activities	1,115,000	159	(57,018,000)	4,470,000
Cash flows from financing activities:
Proceeds from issuance of convertible notes	78,358,000	11,205		85,349,000
Proceeds from BTC Mortgage loan			87,296,000
Loans from a related party			814,000
Contributions from noncontrolling interest	1,144,000	164
Repayment of loans / advances due to a related party			(2,834,000)	(9,482,000)
Proceeds from other loans				1,434,000
Repayments of other loans				(2,195,000)
Contribution from shareholders			1,099,000	262,000
Acquisition of noncontrolling interest	(490,000)	(70)
Proceeds from issuance of ordinary shares	31,504,000	4,505	17,783,000
Repayments of BTC Mortgage loan	(32,048,000)	(4,583)
Repayments of convertible notes			(34,390,000)	(42,903,000)
Net cash provided by financing activities	78,468,000	11,221	69,768,000	32,465,000
Effect of foreign exchange rate changes on cash and cash equivalents	(249,000)	(36)	(2,864,000)	(3,457,000)
Net change in cash and cash equivalents	47,578,000	6,804	(34,311,000)	(12,842,000)
Cash and cash equivalents, beginning of year	10,911,000	1,560	45,222,000	58,064,000
Cash and cash equivalents, end of year	58,489,000	8,364	10,911,000	45,222,000
Supplemental disclosure of cash flow information:
Interest paid	1,432,000	205	1,561,000	5,533,000
Income taxes paid	134,000	19
Non-cash investing and financing activities
Property, equipment and software acquired through prepayment	39,841,000	5,697
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	13,354,000	1,910	1,798,000	(218,000)
Property and equipment acquired on credit as liabilities				198,637,000
Receipt of USDT from disposal of mining machines and subsidiaries	1,651,000	236	2,283,000	8,731,000
Cumulative effect from the adoption of ASU 2023-08				1,531,000
Conversion of convertible notes into ordinary shares	53,388,000	7,634	18,161,000	¥ 24,822,000
Restricted ordinary shares issued in exchange for investments			230,478,000
Receipt of USDT from BTC Mortgage borrowing, net of deferred loan cost of RMB 3.5 million and RMB 0.9 million for the years ended December 31, 2025 and 2024, respectively	176,214,000	25,198	87,296,000
Receipt of BTC from investors	33,937,000	4,853
Call option assets			15,843,000
Put option liabilities	1,811,000	259	¥ (1,923,000)
Receipt of USDT from investors	4,263,000	610
Repayment of BTC Mortgage borrowing	57,225,000	8,183
Intangible assets acquired through accounts payable	7,000,000	1,001
Issuance of shares for acquisition of noncontrolling interest	15,000,000	2,145
Non-cash unwind of investments and related share arrangements	3,877,000	554
Cancellation of contingently redeemable shares	¥ 15,613,000	$ 2,233